Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventories
Inventories

NOTE 8 — Inventories

The following table summarizes the Company’s inventories, net as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Raw materials and parts	$659,210	$643,410
Work-in-progress	$257,758	$257,395
Finished goods	$402,446	$525,335
Total inventories	$1,319,414	$1,426,140

NOTE 7 — Inventories

The following table summarizes the Company’s inventories, net for the year ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Raw materials and parts	$643,410	$182,455
Work-in-progress	$257,395	$—
Finished goods	$525,335	$67,389
Total inventories	$1,426,140	$249,844